Employee Benefits - Summary of Amounts and Types of Plan Assets (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of defined benefit plans [line items]
Cash and cash equivalents	$ 2,506,395	$ 113,020
Debt instruments	2,243,958	2,080,727
Changes in Defined Benefit Obligations (DBO)
Defined benefit obligations at the beginning of the year	1,232,589,895
Service costs	25,203,473	23,112,133
Change in financial assumptions	184,295,367	(253,363,361)
Change in demographic assumptions	3,949,508	15,407,718
For experience during the year	(13,045,339)	42,539,216
Reductions	(33,344)	0
Defined benefit liabilities at end of year	$ 1,470,059,563	$ 1,232,589,895
Actuarial assumption of discount rates
Changes in Defined Benefit Obligations (DBO)
Percentage of increase in the assumed variation rate	9.95%	11.28%
Plan Assets
Disclosure of defined benefit plans [line items]
Cash and cash equivalents	$ 2,506,395	$ 113,020
Debt instruments	2,243,958	2,080,727
Total	4,750,353	2,193,747	$ 2,176,432
Changes in Defined Benefit Obligations (DBO)
Defined benefit obligations at the beginning of the year	1,222,680,092	1,362,164,696
Service costs	12,244,394	15,122,465
Financing costs	132,434,039	123,578,683
Past service costs	12,890,300	7,989,668
Payments by the fund	(93,127,900)	(90,758,993)
Defined benefit liabilities at end of year	$ 1,462,287,117	$ 1,222,680,092